PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other	Assets Under Construction	Total
Cost
Balance at December 31, 2017	329	6,650	6,715	1,223	659	15,576
Additions and transfers	12	531	469	231	291	1,534
Change in decommissioning provision	—	(10)	5	19	—	14
Disposals and other	(1)	(7)	(30)	5	(11)	(44)
Balance at December 31, 2018	340	7,164	7,159	1,478	939	17,080
Reclassification on adoption of IFRS 16 (Note 3)	—	—	—	(44)	—	(44)
Additions and transfers	32	215	691	203	534	1,675
Acquisition (Note 6)	86	1,434	798	314	28	2,660
Change in decommissioning provision	—	10	143	5	—	158
Foreign exchange adjustments	(2)	(17)	(4)	—	(11)	(34)
Disposals and other	—	(3)	(31)	(12)	3	(43)
Balance at December 31, 2019	456	8,803	8,756	1,944	1,493	21,452

Depreciation
Balance at December 31, 2017	9	1,096	721	204	—	2,030
Depreciation	3	142	164	55	—	364
Disposals and other	—	(17)	(18)	(9)	—	(44)
Balance at December 31, 2018	12	1,221	867	250	—	2,350
Reclassification on adoption of IFRS 16 (Note 3)	—	—	—	(26)	—	(26)
Depreciation	4	155	174	59	—	392
Disposals and other	—	(13)	(26)	—	—	(39)
Balance at December 31, 2019	16	1,363	1,015	283	—	2,677

Carrying amounts
Balance at December 31, 2018	328	5,943	6,292	1,228	939	14,730
Balance at December 31, 2019	440	7,440	7,741	1,661	1,493	18,775